Overlay Shares Foreign Equity ETF
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.9%
Exchange Traded Funds - 99.9%
iShares MSCI EAFE Min Vol Factor ETF (a)	92,222	$6,899,128
iShares MSCI Emerging Markets Min Vol Factor ETF	27,525	1,706,275
TOTAL EXCHANGE TRADED FUNDS (Cost $8,678,436)		8,605,403

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 0.03% (b)	10,786	10,786
TOTAL MONEY MARKET FUNDS (Cost $10,786)		10,786

Total Investments (Cost $8,689,222) - 100.0%		8,616,189
Liabilities in Excess of Other Assets - (0.0)% (c)		(261)
TOTAL NET ASSETS - 100.0%		$8,615,928

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Less than (0.05)%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$8,605,403	$-	$-	$8,605,403
Money Market Funds	10,786	-	-	10,786
Total Investments - Assets	$8,616,189	$-	$-	$8,616,189